Unaudited Interim Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Unaudited Interim Condensed Consolidated Statements of Operations
Revenue, net	$ 91,927	$ 107,125	$ 210,160	$ 170,493
Voyage expenses	(31,532)	(41,178)	(68,095)	(68,253)
Vessel operating expenses	(15,258)	(15,943)	(30,195)	(32,530)
Operating expense component	(2,249)	(1,238)	(5,114)	(2,344)
Vessel lease expense component	(2,070)	(1,140)	(4,706)	(2,156)
Depreciation	(6,814)	(6,982)	(13,756)	(14,772)
Amortization of deferred drydock expenditures	(895)	(959)	(1,902)	(2,156)
General and administrative expenses
Corporate	(4,760)	(4,291)	(9,820)	(8,759)
Commercial and chartering	(1,052)	(1,053)	(2,224)	(1,944)
Loss on vessel held for sale			0	(6,917)
Unrealized gains / (losses) on derivatives		296	(31)	900
Interest expense and finance costs	(2,825)	(4,816)	(5,689)	(8,954)
Loss on extinguishment		(78)	0	(78)
Interest income	606	20	845	30
Net Income before taxes	25,078	29,763	69,473	22,560
Income tax	(240)	(9)	(297)	(43)
(Loss) / profit from equity method investments	(331)	(67)	(580)	169
Net Income	24,507	29,687	68,596	22,686
Preferred dividend	(848)	(838)	(1,686)	(1,686)
Net income attributable to common stockholders	$ 23,659	$ 28,849	$ 66,910	$ 21,000
Earnings per share, basic (in dollars per share)	$ 0.57	$ 0.82	$ 1.63	$ 0.60
Earnings per share, diluted (in dollars per share)	$ 0.57	$ 0.81	$ 1.60	$ 0.60
Weighted average number of shares outstanding, basic (in shares)	41,192,894,000	35,071,435,000	40,959,113,000	34,752,045,000
Weighted average number of shares outstanding, diluted (in shares)	41,706,251	35,574,082	41,692,820	34,830,153